Debt - Summery of Outstanding Convertible Debenture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Conversion of Convertible Debentures into common stock	$ (7,735)	$ 0	$ 0
Senior Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Convertible debentures, beginning period	0
Issuance of Convertible Debentures	106,252
Repayment of Convertible Debentures	(5,000)
Change in fair value of Convertible debentures	(2,837)
Convertible debentures, ending period	104,089	0
Convertible Debentures [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Convertible debentures, beginning period	0
Issuance of Convertible Debentures	24,000
Repayment of Convertible Debentures	(15,625)
Change in fair value of Convertible debentures	(3,700)
Conversion of Convertible Debentures into common stock	(7,735)
Convertible debentures, ending period	$ 4,340	$ 0